ICA File Number: 811-22668
Reporting Period: 07/01/2014 to 06/30/2015
ETF Series Solutions


UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX
ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  0001540305

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Paul Fearday
ETF Series Solutions
615 E. Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

Registrant's telephone number, including area code:  (414) 765-5569

Date of fiscal year end: 12/31/15

Date of reporting period: July 1, 2014 to June 30, 2015


Item 1: Proxy Voting Record

Fund Name : Diamond Hill Valuation-Weighted 500 ETF

______________________________________________________________________________
Nielsen Holdings plc
Ticker     Security ID:             Meeting Date          Meeting Status
NLSN       CUSIP N63218106          06/26/2015            Voted
Meeting Type                        Country of Trade
Annual                              United States
Issue No.  Description              Proponent  Mgmt Rec   Vote Cast  For/Against
                                                                      Mgmt

1          Amendment of Articles    Mgmt       For        For        For
            in Connection With the
            Merger
2          Change of Incorporation  Mgmt       For        For        For
            from the Netherlands
            to the UK
3          Accounts and Reports     Mgmt       For        For        For
4          Ratification of Board    Mgmt       For        For        For
            Acts
5          Elect James A. Attwood,  Mgmt       For        For        For
            Jr.
6          Elect Dwight M. Barns    Mgmt       For        For        For
7          Elect David L. Calhoun   Mgmt       For        For        For
8          Elect Karen M. Hoguet    Mgmt       For        For        For
9          Elect James M. Kilts     Mgmt       For        For        For
10         Elect Harish M. Manwani  Mgmt       For        For        For
11         Elect Kathryn V.         Mgmt       For        For        For
            Marinello
12         Elect Alexander Navab    Mgmt       For        For        For
13         Elect Robert C. Pozen    Mgmt       For        For        For
14         Elect Vivek Y. Ranadive  Mgmt       For        For        For
15         Elect Javier G. Teruel   Mgmt       For        For        For
16         Ratification of Auditor  Mgmt       For        For        For
17         Appointment of Auditor   Mgmt       For        For        For
            for the Dutch Annual
            Accounts
18         Authority to Repurchase  Mgmt       For        For        For
            Shares
19         Advisory Vote on         Mgmt       For        For        For
            Executive
            Compensation

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) ETF Series Solutions


By (Signature and Title) /s/ Paul Fearday
                          Paul Fearday
                   Principal Executive Officer


Date   8/27/2015